Short-term Loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-term Loans
11.	Short-term Loans
Guangzhou Lizhi entered into agreements with banks, pursuant to which it has obtained total credit facilities of RMB100 million. The total unused credit line amount was
RMB
4.8

million as of December 31, 2021.

Certain of these facilities are subject to the Group’s fulfillments of financial or non-financial covenants, none of which are significant, and for which Guangzhou Lizhi is in compliance as of December 31, 2021.

During the year ended December 31, 2021, the loans obtained by Guangzhou Lizhi have a maturity of less than

six months
and the weighted average interest rate for the outstanding loans was
5.3
%.
As of December 31, 2021, the balance of short-term loans was RMB69.0 million.